American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2022

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 54.3%
American Century Diversified Corporate Bond ETF	288,278	13,632,782
American Century Emerging Markets Bond ETF	133,102	5,413,897
American Century Focused Dynamic Growth ETF(2)	521,504	31,821,235
American Century Focused Large Cap Value ETF	711,499	42,005,478
American Century Multisector Income ETF	531,791	24,279,929
American Century Quality Diversified International ETF	677,731	29,168,119
American Century STOXX U.S. Quality Growth ETF	540,666	33,353,686
American Century STOXX U.S. Quality Value ETF	878,548	43,874,863
Avantis Emerging Markets Equity ETF	748,307	41,807,912
Avantis International Equity ETF	516,903	29,148,160
Avantis International Small Cap Value ETF	147,461	8,744,437
Avantis U.S. Equity ETF	621,725	44,148,692
Avantis U.S. Small Cap Value ETF	239,122	17,965,236
TOTAL AFFILIATED FUNDS (Cost $315,916,781)		365,364,426
COMMON STOCKS — 29.4%
Aerospace and Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.(2)	3,922	156,801
BAE Systems PLC	14,465	133,608
CAE, Inc.(2)	8,443	200,781
General Dynamics Corp.	786	185,913
HEICO Corp.	3,345	472,414
Hensoldt AG	2,635	73,382
Huntington Ingalls Industries, Inc.	951	202,316
Leonardo SpA(2)	7,032	72,369
Lockheed Martin Corp.	1,209	522,433
Mercury Systems, Inc.(2)	1,816	101,315
Thales SA	2,956	378,442
		2,499,774
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,370	426,553
Airlines — 0.1%
JET2 PLC(2)	1,353	20,778
Southwest Airlines Co.(2)	21,411	1,000,322
		1,021,100
Auto Components — 0.5%
Aptiv PLC(2)	7,046	749,694
BorgWarner, Inc.	19,104	703,600
Bridgestone Corp.	6,000	219,922
CIE Automotive SA	344	7,500
Continental AG(2)	9,240	633,320
Fox Factory Holding Corp.(2)	996	81,553
Hyundai Mobis Co. Ltd.	1,733	281,937
Linamar Corp.	5,691	225,398
Sumitomo Rubber Industries Ltd.	26,200	227,096
		3,130,020
Automobiles — 0.5%
Bayerische Motoren Werke AG	10,923	892,035
Mercedes-Benz Group AG	14,030	979,311
Nissan Motor Co. Ltd.(2)	93,100	372,730

Tesla, Inc.(2)	970	844,637
		3,088,713
Banks — 1.5%
AIB Group PLC	27,230	59,147
Banco Bilbao Vizcaya Argentaria SA	73,473	385,531
Banco Bradesco SA	161,989	486,234
Banco de Sabadell SA	26,821	20,815
Banco do Brasil SA	73,100	490,887
Bancorp, Inc.(2)	3,577	81,162
Bank Central Asia Tbk PT	859,900	482,293
Bank of America Corp.	6,284	224,213
Barclays PLC	349,707	642,811
BNP Paribas SA	11,502	596,395
Canadian Western Bank(3)	4,903	123,696
Commerce Bancshares, Inc.	1,241	84,847
First Hawaiian, Inc.	24,399	576,060
Fukuoka Financial Group, Inc.	4,600	84,048
HDFC Bank Ltd., ADR	6,257	345,449
HSBC Holdings PLC	28,800	180,665
JPMorgan Chase & Co.	5,313	634,160
Jyske Bank A/S(2)	1,695	93,724
M&T Bank Corp.	1,143	190,470
Mitsubishi UFJ Financial Group, Inc.	79,500	462,163
Mizuho Financial Group, Inc.	33,950	412,245
Prosperity Bancshares, Inc.	9,998	653,669
Regions Financial Corp.	26,754	554,343
Silvergate Capital Corp., Class A(2)	825	96,492
Standard Chartered PLC (London)	56,352	385,240
Sumitomo Mitsui Financial Group, Inc.	12,600	380,696
Triumph Bancorp, Inc.(2)	1,253	87,008
Truist Financial Corp.	15,644	756,387
UniCredit SpA	28,387	262,724
Virgin Money UK PLC	26,623	56,925
Westamerica Bancorporation	5,480	322,882
		10,213,381
Beverages — 0.3%
Celsius Holdings, Inc.(2)	7,985	415,220
Duckhorn Portfolio, Inc.(2)	340	6,603
MGP Ingredients, Inc.	1,323	120,830
PepsiCo, Inc.	4,179	717,576
Pernod Ricard SA	2,241	462,507
Royal Unibrew A/S	1,070	92,224
		1,814,960
Biotechnology — 0.7%
ADC Therapeutics SA(2)(3)	3,201	37,676
Alnylam Pharmaceuticals, Inc.(2)	1,635	218,158
Amgen, Inc.	958	223,396
Arcus Biosciences, Inc.(2)	786	19,029
Arcutis Biotherapeutics, Inc.(2)	3,799	76,702
Biohaven Pharmaceutical Holding Co. Ltd.(2)	5,638	502,740
Blueprint Medicines Corp.(2)	1,348	78,656
Bridgebio Pharma, Inc.(2)	2,351	18,855
Celldex Therapeutics, Inc.(2)	1,393	42,556
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,831	33,406
CSL Ltd.	2,544	485,523

Cytokinetics, Inc.(2)	2,979	118,773
Erasca, Inc.(2)(3)	2,362	17,195
Fate Therapeutics, Inc.(2)	1,601	45,724
Global Blood Therapeutics, Inc.(2)	2,660	81,662
Halozyme Therapeutics, Inc.(2)	3,647	145,515
Horizon Therapeutics PLC(2)	7,014	691,300
Insmed, Inc.(2)	4,337	95,284
Intellia Therapeutics, Inc.(2)	544	26,672
Iovance Biotherapeutics, Inc.(2)	1,184	17,938
KalVista Pharmaceuticals, Inc.(2)	3,504	44,606
Karuna Therapeutics, Inc.(2)	960	107,002
Kinnate Biopharma, Inc.(2)(3)	2,376	17,749
Kymera Therapeutics, Inc.(2)	1,525	47,809
Natera, Inc.(2)	2,283	80,179
Neurocrine Biosciences, Inc.(2)	4,904	441,507
Relay Therapeutics, Inc.(2)	1,554	37,032
Sarepta Therapeutics, Inc.(2)	5,863	424,012
Vertex Pharmaceuticals, Inc.(2)	1,613	440,704
Vitrolife AB	439	11,288
		4,628,648
Building Products — 0.4%
Cie de Saint-Gobain	7,444	434,269
Hayward Holdings, Inc.(2)	8,241	131,032
Johnson Controls International PLC	8,235	493,029
Masco Corp.	3,775	198,905
Masonite International Corp.(2)	1,283	99,458
Sanwa Holdings Corp.	6,500	59,217
Trane Technologies PLC	4,902	685,741
Trex Co., Inc.(2)	841	48,938
Zurn Water Solutions Corp.	13,327	416,069
		2,566,658
Capital Markets — 1.3%
Ameriprise Financial, Inc.	2,593	688,416
Ares Management Corp., Class A	4,347	287,858
Bank of New York Mellon Corp.	23,911	1,005,697
BlackRock, Inc.	524	327,332
Credit Suisse Group AG(2)	69,422	471,189
Intercontinental Exchange, Inc.	1,711	198,151
LPL Financial Holdings, Inc.	6,343	1,191,660
Morgan Stanley	7,871	634,324
MSCI, Inc.	1,565	659,256
Northern Trust Corp.	11,224	1,156,633
Open Lending Corp., Class A(2)	3,227	44,016
Partners Group Holding AG	397	420,620
S&P Global, Inc.	1,279	481,544
State Street Corp.	2,831	189,592
T. Rowe Price Group, Inc.	5,700	701,328
		8,457,616
Chemicals — 0.7%
Air Liquide SA	2,291	396,362
Air Products and Chemicals, Inc.	753	176,255
Akzo Nobel NV	877	76,077
Albemarle Corp.	980	188,973
Avient Corp.	5,147	253,438
Axalta Coating Systems Ltd.(2)	20,145	511,079

Diversey Holdings Ltd.(2)	15,728	121,735
Ecolab, Inc.	1,073	181,702
Element Solutions, Inc.	33,112	682,769
K&S AG(2)	2,455	82,458
Koninklijke DSM NV	2,673	449,357
Linde PLC	1,801	561,840
OCI NV(2)	2,785	105,531
Sherwin-Williams Co.	842	231,516
Sika AG	1,036	316,454
Symrise AG	1,502	179,766
Tokyo Ohka Kogyo Co. Ltd.	1,000	54,336
		4,569,648
Commercial Services and Supplies — 0.2%
Brink's Co.	2,775	163,586
Clean Harbors, Inc.(2)	1,418	148,791
Cleanaway Waste Management Ltd.	33,399	74,865
Driven Brands Holdings, Inc.(2)	7,099	197,991
Elis SA(2)	5,397	77,400
GFL Environmental, Inc.	13,145	396,059
Japan Elevator Service Holdings Co. Ltd.	3,000	39,206
Republic Services, Inc.	1,799	241,552
		1,339,450
Communications Equipment — 0.5%
Arista Networks, Inc.(2)	12,190	1,408,798
Cisco Systems, Inc.	17,006	832,954
F5, Inc.(2)	6,429	1,076,279
Juniper Networks, Inc.	3,705	116,782
		3,434,813
Construction and Engineering — 0.1%
Arcadis NV	1,313	54,783
Construction Partners, Inc., Class A(2)	5,185	133,825
Hazama Ando Corp.	12,100	84,069
SHO-BOND Holdings Co. Ltd.	1,300	54,639
Vinci SA	1,045	101,400
		428,716
Construction Materials†
Eagle Materials, Inc.	878	108,275
Summit Materials, Inc., Class A(2)	4,877	135,581
		243,856
Consumer Finance — 0.1%
American Express Co.	2,602	454,595
Containers and Packaging — 0.5%
Amcor PLC	33,126	392,874
AptarGroup, Inc.	776	89,108
Avery Dennison Corp.	3,897	703,798
Ball Corp.	3,335	270,669
Huhtamaki Oyj	499	19,020
Intertape Polymer Group, Inc.(3)	6,820	211,026
Packaging Corp. of America	3,957	637,750
Ranpak Holdings Corp.(2)	1,762	26,571
SIG Group AG(2)	14,583	305,302
Sonoco Products Co.	12,223	756,726
		3,412,844
Distributors†
D'ieteren Group	749	120,224

Diversified Consumer Services†
European Wax Center, Inc., Class A	4,158	114,137
IDP Education Ltd.	3,086	57,250
		171,387
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	2,200	77,212
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	635	29,598
IHS Holding Ltd.(2)	2,767	29,053
Verizon Communications, Inc.	8,163	377,947
		436,598
Electric Utilities — 0.5%
Acciona SA	526	102,963
Contact Energy Ltd.	7,123	37,421
Edison International	14,103	970,145
Evergy, Inc.	3,031	205,653
Eversource Energy	2,983	260,714
Iberdrola SA	46,346	532,553
NextEra Energy, Inc.	10,597	752,599
Pinnacle West Capital Corp.	7,218	513,922
Xcel Energy, Inc.	1,968	144,176
		3,520,146
Electrical Equipment — 0.9%
AMETEK, Inc.	7,084	894,426
Eaton Corp. PLC	2,199	318,899
Emerson Electric Co.	11,142	1,004,786
Generac Holdings, Inc.(2)	1,444	316,785
Hexatronic Group AB(3)	1,488	62,954
Hubbell, Inc.	1,142	223,101
Nexans SA	814	74,145
nVent Electric PLC	35,552	1,200,946
Plug Power, Inc.(2)(3)	7,784	163,620
Regal Rexnord Corp.	4,446	565,709
Rockwell Automation, Inc.	2,442	617,020
Schneider Electric SE	4,577	656,658
Sensata Technologies Holding PLC(2)	2,716	123,334
Ushio, Inc.	5,200	67,421
		6,289,804
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	2,132	347,900
Cognex Corp.	13,902	940,192
Comet Holding AG	33	7,134
Hexagon AB, B Shares	27,561	355,617
Jabil, Inc.	1,972	113,844
Keyence Corp.	1,100	442,204
Keysight Technologies, Inc.(2)	7,816	1,096,350
National Instruments Corp.	5,054	182,652
Sesa SpA	597	86,307
TE Connectivity Ltd.	2,568	320,435
		3,892,635
Energy Equipment and Services — 0.2%
Aker Solutions ASA	22,920	79,197
Baker Hughes Co.	20,396	632,684
Schlumberger NV	15,250	594,902
		1,306,783

Entertainment — 0.3%
CTS Eventim AG & Co. KGaA(2)	1,175	80,648
Electronic Arts, Inc.	1,445	170,582
Live Nation Entertainment, Inc.(2)	3,809	399,488
ROBLOX Corp., Class A(2)	3,022	92,624
Roku, Inc.(2)	2,460	228,534
Universal Music Group NV	19,132	443,985
Walt Disney Co.(2)	4,059	453,106
		1,868,967
Equity Real Estate Investment Trusts (REITs) — 1.7%
Allied Properties Real Estate Investment Trust	1,174	38,136
American Homes 4 Rent, Class A	2,131	84,409
AvalonBay Communities, Inc.	1,125	255,915
Big Yellow Group PLC	1,905	34,427
Brixmor Property Group, Inc.	2,245	56,978
Camden Property Trust	963	151,085
CapitaLand Integrated Commercial Trust	37,200	62,332
Comforia Residential REIT, Inc.	21	52,328
Dexus	8,477	66,278
Digital Core REIT Management Pte. Ltd.(2)	25,892	25,671
Digital Realty Trust, Inc.	1,148	167,746
DigitalBridge Group, Inc.(2)	18,886	131,447
Dream Industrial Real Estate Investment Trust	2,077	24,187
Embassy Office Parks REIT	5,523	27,725
Equinix, Inc.	1,096	788,112
Equity Lifestyle Properties, Inc.	1,456	112,520
Essential Properties Realty Trust, Inc.	2,447	58,728
Essex Property Trust, Inc.	1,604	528,149
Fibra Uno Administracion SA de CV	78,841	86,157
Goodman Group	9,153	152,342
Healthcare Trust of America, Inc., Class A	8,958	272,861
Healthpeak Properties, Inc.	25,094	823,334
Host Hotels & Resorts, Inc.	6,024	122,588
Innovative Industrial Properties, Inc.	277	40,051
Invincible Investment Corp.	161	52,498
Invitation Homes, Inc.	4,157	165,532
Iron Mountain, Inc.	1,164	62,542
Japan Hotel REIT Investment Corp.	186	94,467
Kilroy Realty Corp.	1,482	103,740
Kimco Realty Corp.	6,571	166,443
Kite Realty Group Trust	6,815	151,974
Klepierre SA(2)	1,185	28,364
Life Storage, Inc.	868	115,001
Link REIT	4,500	38,870
Mitsubishi Estate Logistics REIT Investment Corp.(2)	6	21,526
NETSTREIT Corp.	2,602	56,255
Prologis, Inc.	10,228	1,639,446
Public Storage	738	274,167
Regency Centers Corp.	9,505	654,229
Rexford Industrial Realty, Inc.	9,041	705,560
Ryman Hospitality Properties, Inc.(2)	2,313	216,219
SBA Communications Corp.	205	71,158
Scentre Group	40,114	83,578
Segro PLC	35,230	589,824
Shaftesbury PLC	4,986	37,338

SOSiLA Logistics REIT, Inc.	25	30,389
Spirit Realty Capital, Inc.	972	42,233
Stockland, REIT	9,292	26,895
Suntec Real Estate Investment Trust	43,300	57,202
Tritax Big Box REIT PLC	47,002	143,482
UDR, Inc.	3,109	165,430
Ventas, Inc.	1,766	98,101
VICI Properties, Inc.	22,933	683,621
Welltower, Inc.	1,967	178,623
Weyerhaeuser Co.	5,579	229,966
Workspace Group PLC	4,325	36,194
		11,184,373
Food and Staples Retailing — 0.4%
Axfood AB(3)	1,546	45,749
BJ's Wholesale Club Holdings, Inc.(2)	3,082	198,327
Costco Wholesale Corp.	590	313,715
Grocery Outlet Holding Corp.(2)	3,384	113,939
Kobe Bussan Co. Ltd.	13,600	331,558
Koninklijke Ahold Delhaize NV	29,917	882,431
MARR SpA	3,271	52,972
Metcash Ltd.	10,787	36,212
Sysco Corp.	8,897	760,515
		2,735,418
Food Products — 0.6%
Bakkafrost P/F	714	49,022
Conagra Brands, Inc.	29,068	1,015,345
General Mills, Inc.	4,606	325,782
Hershey Co.	4,600	1,038,542
J.M. Smucker Co.	2,666	365,055
Kellogg Co.	4,571	313,114
Mondelez International, Inc., Class A	5,630	363,023
Orkla ASA	37,632	305,370
Sovos Brands, Inc.(2)	6,654	100,475
Vital Farms, Inc.(2)	1,987	22,851
		3,898,579
Gas Utilities — 0.1%
Atmos Energy Corp.	2,333	264,562
Brookfield Infrastructure Corp., Class A	1,232	87,373
Italgas SpA	5,683	36,796
Nippon Gas Co. Ltd.	6,900	97,913
Spire, Inc.	6,273	456,361
		943,005
Health Care Equipment and Supplies — 1.0%
Alcon, Inc.	4,828	344,723
Align Technology, Inc.(2)	751	217,722
Becton Dickinson and Co.	1,824	450,875
DENTSPLY SIRONA, Inc.	6,857	274,211
DexCom, Inc.(2)	1,867	762,819
Edwards Lifesciences Corp.(2)	4,195	443,747
Embecta Corp.(2)	9,291	282,725
Envista Holdings Corp.(2)	2,325	92,117
Establishment Labs Holdings, Inc.(2)	1,346	95,243
IDEXX Laboratories, Inc.(2)	1,901	818,342
Inari Medical, Inc.(2)	1,995	160,997
Inmode Ltd.(2)	253	6,353

Jeol Ltd.	1,400	62,872
Koninklijke Philips NV	9,209	237,408
Medtronic PLC	3,187	332,595
Menicon Co. Ltd.	2,400	51,263
NeuroPace, Inc.(2)(3)	4,131	33,213
ResMed, Inc.	426	85,187
SI-BONE, Inc.(2)	5,863	117,143
Silk Road Medical, Inc.(2)	3,697	129,580
Tandem Diabetes Care, Inc.(2)	1,580	152,438
Zimmer Biomet Holdings, Inc.	12,972	1,566,369
Zimvie, Inc.(2)	336	7,560
		6,725,502
Health Care Providers and Services — 1.1%
Alfresa Holdings Corp.	19,900	270,614
Amedisys, Inc.(2)	2,527	322,571
AmerisourceBergen Corp.	2,123	321,189
Amvis Holdings, Inc.	2,200	86,130
Cardinal Health, Inc.	10,570	613,588
Chartwell Retirement Residences	6,248	59,336
Cigna Corp.	2,336	576,478
Covetrus, Inc.(2)	3,565	49,197
CVS Health Corp.	5,259	505,548
Encompass Health Corp.	1,546	106,411
Ensign Group, Inc.	1,422	114,229
HealthEquity, Inc.(2)	3,115	194,127
Henry Schein, Inc.(2)	8,003	649,043
Humana, Inc.	469	208,499
Invitae Corp.(2)	4,796	25,467
McKesson Corp.	917	283,912
Progyny, Inc.(2)	2,284	87,820
Quest Diagnostics, Inc.	7,162	958,562
R1 RCM, Inc.(2)	20,589	463,664
RadNet, Inc.(2)	4,016	78,312
Tenet Healthcare Corp.(2)	1,592	115,436
UnitedHealth Group, Inc.	1,485	755,197
Universal Health Services, Inc., Class B	6,766	829,038
		7,674,368
Health Care Technology — 0.2%
Cerner Corp.	2,252	210,877
Health Catalyst, Inc.(2)	5,147	85,646
OptimizeRx Corp.(2)	3,129	87,956
Schrodinger, Inc.(2)	2,614	64,618
Veeva Systems, Inc., Class A(2)	3,565	648,652
		1,097,749
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	5,110	782,903
Autogrill SpA(2)(3)	12,946	96,136
Basic-Fit NV(2)	1,821	76,295
Booking Holdings, Inc.(2)	158	349,229
Chipotle Mexican Grill, Inc.(2)	812	1,181,955
Churchill Downs, Inc.	770	156,264
Corporate Travel Management Ltd.(2)	5,039	90,917
Cracker Barrel Old Country Store, Inc.	2,569	285,133
Expedia Group, Inc.(2)	2,327	406,643
Greggs PLC	633	18,468

Hilton Worldwide Holdings, Inc.(2)	9,597	1,490,318
Planet Fitness, Inc., Class A(2)	2,371	189,751
Scandic Hotels Group AB(2)(3)	15,655	60,248
SeaWorld Entertainment, Inc.(2)	2,757	185,932
Sodexo SA	6,994	526,128
Wingstop, Inc.	1,487	136,447
Wyndham Hotels & Resorts, Inc.	1,361	119,714
		6,152,481
Household Durables — 0.2%
Electrolux AB, B Shares	17,742	270,573
Haseko Corp.	14,100	154,494
Open House Group Co. Ltd.	1,300	50,303
Sonos, Inc.(2)	3,411	77,839
Taylor Wimpey PLC	304,139	478,336
Token Corp.	1,100	73,222
		1,104,767
Household Products — 0.2%
Colgate-Palmolive Co.	2,649	204,105
Henkel AG & Co. KGaA, Preference Shares	1,188	76,283
Kimberly-Clark Corp.	5,991	831,731
Procter & Gamble Co.	3,637	583,920
		1,696,039
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	2,000	78,889
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	2,773	536,603
Lifco AB, B Shares	1,583	33,204
Turkiye Sise ve Cam Fabrikalari AS	305,368	372,488
		942,295
Insurance — 0.7%
Aegon NV	56,363	292,224
Aflac, Inc.	7,208	412,874
Allstate Corp.	6,999	885,653
ASR Nederland NV	3,127	142,118
Chubb Ltd.	1,935	399,481
Goosehead Insurance, Inc., Class A	1,869	107,449
Hanover Insurance Group, Inc.	864	126,853
Kinsale Capital Group, Inc.	738	163,607
Marsh & McLennan Cos., Inc.	1,860	300,762
Prudential Financial, Inc.	2,146	232,862
Reinsurance Group of America, Inc.	8,161	875,839
RLI Corp.	963	110,533
Storebrand ASA	13,139	114,128
Travelers Cos., Inc.	1,762	301,408
Unipol Gruppo SpA	6,796	37,056
		4,502,847
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	954	2,177,209
Autohome, Inc., ADR	7,855	228,345
Baidu, Inc., Class A(2)	29,900	476,717
Cargurus, Inc.(2)	4,442	145,165
carsales.com Ltd.	4,244	62,654
Domain Holdings Australia Ltd.	13,874	33,788
Eventbrite, Inc., Class A(2)	9,103	96,310
Match Group, Inc.(2)	9,080	718,682

QuinStreet, Inc.(2)	6,842	65,067
Tencent Holdings Ltd.	13,000	612,623
		4,616,560
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	42,900	523,280
Amazon.com, Inc.(2)	536	1,332,298
ASOS PLC(2)	15,301	266,428
Chewy, Inc., Class A(2)(3)	6,253	181,712
Etsy, Inc.(2)	3,022	281,620
JD.com, Inc., Class A(2)	10,466	326,315
		2,911,653
IT Services — 0.9%
Accenture PLC, Class A	1,666	500,400
Adyen NV(2)	234	392,487
Alten SA	331	44,423
Amdocs Ltd.	6,032	480,690
Atos SE	3,928	95,692
Block, Inc.(2)	5,626	560,012
Capgemini SE	3,153	641,884
Capita PLC(2)	157,273	46,935
Cloudflare, Inc., Class A(2)	5,795	499,181
DigitalOcean Holdings, Inc.(2)	2,439	96,170
Endava PLC, ADR(2)	591	59,455
EPAM Systems, Inc.(2)	1,747	462,938
Euronet Worldwide, Inc.(2)	173	21,045
Indra Sistemas SA(2)	18,937	192,979
Mastercard, Inc., Class A	1,688	613,385
MAXIMUS, Inc.	918	66,904
NEXTDC Ltd.(2)	8,387	65,115
Nuvei Corp.(2)	1,099	61,445
Okta, Inc.(2)	1,990	237,427
PayPal Holdings, Inc.(2)	801	70,432
Perficient, Inc.(2)	984	97,819
Switch, Inc., Class A	5,665	169,157
TDCX, Inc., ADR(2)	3,394	47,007
Thoughtworks Holding, Inc.(2)	5,779	106,969
Visa, Inc., Class A	2,974	633,849
		6,263,800
Leisure Products — 0.1%
Brunswick Corp.	1,606	121,430
Callaway Golf Co.(2)	5,549	121,745
Polaris, Inc.	3,808	361,531
		604,706
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	7,638	910,984
Bio-Techne Corp.	1,365	518,277
ICON PLC(2)	2,690	608,505
IQVIA Holdings, Inc.(2)	1,909	416,143
Lonza Group AG	804	474,066
MaxCyte, Inc.(2)	11,379	63,040
Mettler-Toledo International, Inc.(2)	627	801,011
Repligen Corp.(2)	1,839	289,164
Thermo Fisher Scientific, Inc.	872	482,146
		4,563,336

Machinery — 0.6%
AGCO Corp.	776	98,862
Astec Industries, Inc.	2,277	89,031
ATS Automation Tooling Systems, Inc.(2)	4,125	120,380
Cummins, Inc.	2,969	561,705
Deere & Co.	487	183,867
Graco, Inc.	6,629	411,131
IHI Corp.	3,400	77,094
IMI PLC	10,879	183,145
John Bean Technologies Corp.	1,214	143,118
Kornit Digital Ltd.(2)	154	10,241
Metso Outotec Oyj	4,953	42,175
Mueller Water Products, Inc., Class A	7,630	91,789
Oshkosh Corp.	7,047	651,425
PACCAR, Inc.	4,249	352,879
Parker-Hannifin Corp.	3,336	903,456
Stanley Black & Decker, Inc.	1,354	162,683
Trelleborg AB, B Shares(3)	2,021	44,328
Xylem, Inc.	2,059	165,749
		4,293,058
Media — 0.3%
Comcast Corp., Class A	5,077	201,862
Fox Corp., Class B	21,759	723,269
Future PLC	253	6,929
Publicis Groupe SA	8,115	487,198
S4 Capital PLC(2)	2,043	7,727
WPP PLC	35,052	436,918
		1,863,903
Metals and Mining — 0.1%
AMG Advanced Metallurgical Group NV	1,651	64,557
ERO Copper Corp.(2)	14,210	204,304
IGO Ltd.	9,071	82,477
Lynas Rare Earths Ltd.(2)	12,783	80,216
MMC Norilsk Nickel PJSC	2,446	6,325
OZ Minerals Ltd.	5,794	100,572
SSR Mining, Inc. (NASDAQ)	4,029	88,678
		627,129
Multi-Utilities — 0.1%
NorthWestern Corp.	10,908	618,375
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	5,809	943,672
Ollie's Bargain Outlet Holdings, Inc.(2)	1,794	86,202
Target Corp.	1,072	245,113
		1,274,987
Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	8,213	784,506
Devon Energy Corp.	15,244	886,743
Enterprise Products Partners LP	20,303	526,051
Euronav NV(2)	3,790	43,823
Excelerate Energy, Inc.	7,355	198,659
Matador Resources Co.	5,053	246,687
Phillips 66	3,028	262,709
Pioneer Natural Resources Co.	3,361	781,332
Whitecap Resources, Inc.(3)	34,433	282,240
		4,012,750

Paper and Forest Products — 0.1%
Holmen AB, B Shares	1,042	60,226
Mondi PLC	28,399	533,503
		593,729
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	727	191,972
Medifast, Inc.	767	136,802
Rohto Pharmaceutical Co. Ltd.	2,900	77,443
		406,217
Pharmaceuticals — 1.1%
ALK-Abello A/S(2)	2,916	63,609
Arvinas, Inc.(2)	1,096	60,247
AstraZeneca PLC	5,709	761,816
AstraZeneca PLC, ADR	14,400	956,160
Bristol-Myers Squibb Co.	7,724	581,385
Edgewise Therapeutics, Inc.(2)	2,295	18,314
GlaxoSmithKline PLC	47,247	1,065,069
Harmony Biosciences Holdings, Inc.(2)	1,467	66,074
Intra-Cellular Therapies, Inc.(2)	2,079	105,218
Laboratorios Farmaceuticos Rovi SA	625	42,676
Merck & Co., Inc.	4,937	437,863
Novartis AG	4,521	399,517
Novo Nordisk A/S, B Shares	9,210	1,052,024
Sanofi	1,711	180,844
Sanofi, ADR	16,745	874,926
Takeda Pharmaceutical Co. Ltd.	17,400	504,888
Ventyx Biosciences, Inc.(2)(3)	3,329	48,370
Zoetis, Inc.	2,195	389,064
		7,608,064
Professional Services — 0.5%
ALS Ltd.	8,434	76,371
ASGN, Inc.(2)	664	75,331
BayCurrent Consulting, Inc.	200	65,573
Bureau Veritas SA	18,789	539,746
CoStar Group, Inc.(2)	6,566	417,729
DKSH Holding AG	1,353	116,175
First Advantage Corp.(2)	7,959	138,168
Jacobs Engineering Group, Inc.	6,090	843,769
Teleperformance	866	310,817
Verisk Analytics, Inc.	3,091	630,719
Visional, Inc.(2)	1,400	77,045
		3,291,443
Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	2,788	104,410
Capitaland Investment Ltd.(2)	34,700	105,217
City Developments Ltd.	12,100	74,187
Colliers International Group, Inc. (Toronto)	310	34,230
CTP NV	1,692	23,957
Fastighets AB Balder, B Shares(2)	1,277	63,297
Grainger PLC	21,795	81,072
Hulic Co. Ltd.	3,600	30,396
Newmark Group, Inc., Class A	5,726	69,571
PSP Swiss Property AG	583	73,477
Tokyu Fudosan Holdings Corp.	12,200	63,485
Tricon Residential, Inc.	820	11,882

Tricon Residential, Inc. (Toronto)	17,314	250,549
VGP NV	116	30,171
		1,015,901
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	8,106	592,940
Heartland Express, Inc.	21,579	297,790
Lyft, Inc., Class A(2)	11,994	391,005
Nagoya Railroad Co. Ltd.	5,000	80,306
Norfolk Southern Corp.	3,522	908,253
TFI International, Inc.	240	19,306
Union Pacific Corp.	1,041	243,896
		2,533,496
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(2)	2,584	220,984
Ambarella, Inc.(2)	742	60,903
Analog Devices, Inc.	3,040	469,315
Applied Materials, Inc.	3,285	362,500
ASML Holding NV	641	363,792
BE Semiconductor Industries NV(3)	684	41,696
Enphase Energy, Inc.(2)	4,168	672,715
Ichor Holdings Ltd.(2)	2,304	67,069
Infineon Technologies AG	8,992	255,222
MACOM Technology Solutions Holdings, Inc.(2)	1,365	69,547
Marvell Technology, Inc.	5,737	333,205
Monolithic Power Systems, Inc.	1,158	454,214
Nova Ltd.(2)	742	73,169
NVIDIA Corp.	4,120	764,136
Onto Innovation, Inc.(2)	2,053	146,050
Power Integrations, Inc.	1,954	156,320
Semtech Corp.(2)	2,280	135,888
Skyworks Solutions, Inc.	4,153	470,535
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	524,397
		5,641,657
Software — 2.2%
Adobe, Inc.(2)	779	308,445
Atlassian Corp. PLC, Class A(2)	2,778	624,578
Box, Inc., Class A(2)	4,242	129,890
Cadence Design Systems, Inc.(2)	8,276	1,248,435
CDK Global, Inc.	6,257	340,443
Dassault Systemes SE	9,055	400,451
Datadog, Inc., Class A(2)	6,009	725,767
Descartes Systems Group, Inc.(2)	588	36,521
DocuSign, Inc.(2)	2,537	205,497
HubSpot, Inc.(2)	648	245,871
JFrog Ltd.(2)	3,232	67,452
Kinaxis, Inc.(2)	407	45,039
m-up Holdings, Inc.	5,600	44,100
Manhattan Associates, Inc.(2)	9,514	1,242,053
Microsoft Corp.	12,576	3,490,359
nCino, Inc.(2)	2,040	76,480
New Relic, Inc.(2)	1,191	75,355
Open Text Corp.	12,947	518,527
Palo Alto Networks, Inc.(2)	4,478	2,513,412
Paycor HCM, Inc.(2)	7,367	181,449
Paylocity Holding Corp.(2)	960	182,045

SailPoint Technologies Holdings, Inc.(2)	1,891	120,703
Salesforce, Inc.(2)	1,327	233,472
ServiceNow, Inc.(2)	261	124,784
Sprout Social, Inc., Class A(2)	2,543	155,835
SPS Commerce, Inc.(2)	1,331	159,227
Tenable Holdings, Inc.(2)	3,822	211,089
Trade Desk, Inc., Class A(2)	12,329	726,425
Workday, Inc., Class A(2)	539	111,411
		14,545,115
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	4,705	939,259
Burlington Stores, Inc.(2)	2,727	555,108
City Chic Collective Ltd.(2)(3)	3,887	8,090
Five Below, Inc.(2)	1,724	270,840
Home Depot, Inc.	2,420	726,968
Leslie's, Inc.(2)	9,703	190,179
Musti Group Oyj(2)	944	22,211
National Vision Holdings, Inc.(2)	3,727	140,322
Nextage Co. Ltd.	4,300	65,719
Petco Health & Wellness Co., Inc.(2)	7,817	150,555
Pets at Home Group PLC	7,410	28,763
TJX Cos., Inc.	5,110	313,141
Tractor Supply Co.	719	144,843
Watches of Switzerland Group PLC(2)	8,419	106,446
		3,662,444
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	13,010	2,051,026
HP, Inc.	17,472	639,999
Pure Storage, Inc., Class A(2)	2,035	59,626
		2,750,651
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	3,000	47,330
Crocs, Inc.(2)	1,550	102,967
Deckers Outdoor Corp.(2)	459	121,979
EssilorLuxottica SA	2,333	397,188
HUGO BOSS AG	643	36,061
Li Ning Co. Ltd.	46,000	358,532
lululemon athletica, Inc.(2)	2,644	937,642
LVMH Moet Hennessy Louis Vuitton SE	843	545,535
NIKE, Inc., Class B	3,205	399,663
Puma SE	3,242	238,542
		3,185,439
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	20,872	200,997
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,804	67,104
Ashtead Group PLC	5,602	289,664
Beacon Roofing Supply, Inc.(2)	6,371	379,903
Diploma PLC	2,802	96,105
Electrocomponents PLC	6,648	86,773
Finning International, Inc.	1,213	34,124
H&E Equipment Services, Inc.	4,095	145,291
MonotaRO Co. Ltd.	15,000	257,671
MSC Industrial Direct Co., Inc., Class A	10,240	848,486
Yamazen Corp.	6,700	49,481
		2,254,602

Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)		1,800	74,586
SATS Ltd.(2)		23,500	76,729
			151,315
Water Utilities†
SJW Group		2,296	135,464
TOTAL COMMON STOCKS (Cost $161,804,807)			197,778,204
U.S. TREASURY SECURITIES — 5.0%
U.S. Treasury Bonds, 2.375%, 2/15/42		5,000,000	4,419,531
U.S. Treasury Bonds, 3.00%, 5/15/42		250,000	243,564
U.S. Treasury Bonds, 3.75%, 11/15/43		40,000	43,481
U.S. Treasury Bonds, 3.125%, 8/15/44		350,000	345,693
U.S. Treasury Bonds, 3.00%, 5/15/45		100,000	96,805
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	48,525
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		752,900	827,219
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		281,496	319,895
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		2,842,343	3,355,068
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		472,759	623,182
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		829,052	875,649
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		382,714	393,028
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,400,562	1,657,368
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,410,260	1,480,152
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		470,336	512,388
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		599,616	551,045
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		2,032,910	2,102,382
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,433,460	1,506,962
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26		3,246,960	3,343,663
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		2,274,604	2,333,334
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		393,435	421,400
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		1,566,628	1,590,102
U.S. Treasury Notes, 2.25%, 8/15/27(4)		200,000	193,086
U.S. Treasury Notes, 1.50%, 11/30/28(4)		6,900,000	6,296,519
TOTAL U.S. TREASURY SECURITIES (Cost $33,793,422)			33,580,041
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	78,351
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	76,326
			154,677
Austria†
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	41,000	43,204
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	29,000	41,607
			84,811
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	27,000	39,135
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	602,215
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	155,615
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	168,168
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	103,412
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	15,014
			1,044,424
China — 1.9%
China Government Bond, 2.64%, 8/13/22	CNY	63,500,000	9,660,639
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,913,511

China Government Bond, 3.25%, 6/6/26	CNY	400,000	62,338
China Government Bond, 3.29%, 5/23/29	CNY	300,000	47,006
			12,683,494
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	26,101
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	33,882
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	13,133
			47,015
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	58,000	67,807
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	350,000	304,979
			372,786
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(6)	EUR	1,050,000	971,606
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(6)	EUR	40,000	30,531
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	82,583
Italy†
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	37,029
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	238,877
			275,906
Japan — 0.3%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	595,825
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	281,410
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,115,648
			1,992,883
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	57,753
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	112,025
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	200,397
			312,422
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	100,000	104,651
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	27,000	37,803
			142,454
Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	85,000	9,088
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	510,000	52,271
			61,359
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	66,065
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	46,971
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	1,300
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	65,454
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	156,838
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	3,684
			160,522

Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	34,611
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	99,380
			133,991
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,308,068
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	29,055
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,040,939)			20,191,366
CORPORATE BONDS — 1.7%
Aerospace and Defense†
Boeing Co., 5.81%, 5/1/50		70,000	70,136
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,436
TransDigm, Inc., 4.625%, 1/15/29		190,000	165,555
			285,127
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		315,000	312,611
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	139,139
			451,750
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		110,000	107,661
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	308,118
General Motors Co., 5.15%, 4/1/38		120,000	113,247
			421,365
Banks — 0.2%
Akbank T.A.S., 5.00%, 10/24/22		70,000	70,301
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		143,000	144,887
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	106,411
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	122,669
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	106,305
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	102,375
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	159,521
Credit Agricole SA, 7.375%, 12/18/23	GBP	50,000	66,846
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	100,852
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	205,400
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	212,715
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	27,842
			1,426,124
Biotechnology†
AbbVie, Inc., 4.40%, 11/6/42		$280,000	266,174
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(5)		46,000	45,926
Olin Corp., 5.125%, 9/15/27		70,000	69,433
			115,359
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(5)		145,000	124,445
Ball Corp., 5.25%, 7/1/25		35,000	35,915
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		40,000	39,105
Sealed Air Corp., 5.125%, 12/1/24(5)		105,000	106,975
			306,440
Diversified Financial Services — 0.1%
Allen C Stonecipher Life Insurance Trust, VRDN, 0.65%, 5/6/22 (LOC: FHLB)		155,000	155,000
Fiore Capital LLC, VRDN, 0.50%, 5/6/22 (LOC: Wells Fargo Bank N.A.)		450,000	450,000
			605,000

Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.25%, 3/1/37	121,000	128,582
AT&T, Inc., 4.90%, 8/15/37	55,000	55,630
AT&T, Inc., 4.80%, 6/15/44	14,000	13,463
Level 3 Financing, Inc., 4.625%, 9/15/27(5)	136,000	122,482
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)	115,000	110,045
		430,202
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	35,701
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	37,433
Exelon Corp., 4.45%, 4/15/46	20,000	18,741
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)	57,000	59,265
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	58,566
		209,706
Equity Real Estate Investment Trusts (REITs) — 0.1%
EPR Properties, 4.95%, 4/15/28	343,000	330,341
EPR Properties, 3.60%, 11/15/31	55,000	46,636
IIP Operating Partnership LP, 5.50%, 5/25/26	180,000	179,937
VICI Properties LP / VICI Note Co., Inc., 5.625%, 5/1/24(5)	90,000	91,278
		648,192
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38	40,000	39,610
DaVita, Inc., 4.625%, 6/1/30(5)	270,000	235,376
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	54,395
		329,381
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)	110,000	94,450
MGM Resorts International, 6.00%, 3/15/23	135,000	136,683
MGM Resorts International, 4.625%, 9/1/26	39,000	36,765
Penn National Gaming, Inc., 5.625%, 1/15/27(5)	175,000	166,906
Penn National Gaming, Inc., 4.125%, 7/1/29(5)	43,000	36,335
Station Casinos LLC, 4.625%, 12/1/31(5)	530,000	444,924
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)	200,000	184,217
		1,100,280
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	230,992
Meritage Homes Corp., 5.125%, 6/6/27	190,000	186,435
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)	136,000	112,953
		530,380
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)	86,000	85,751
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	85,000	73,130
DISH DBS Corp., 7.75%, 7/1/26	165,000	155,410
		228,540
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(5)	200,000	187,493
Allegheny Technologies, Inc., 4.875%, 10/1/29	240,000	218,689
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(5)	235,000	220,582
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	220,403
Teck Resources Ltd., 6.25%, 7/15/41	130,000	141,305
		988,472
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(5)	204,000	183,365

Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	30,027
NiSource, Inc., 5.65%, 2/1/45	70,000	71,727
Sempra Energy, 3.25%, 6/15/27	50,000	47,938
		149,692
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(5)	111,000	117,727
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	89,107
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	124,962
KazMunayGas National Co. JSC, 4.75%, 4/19/27	300,000	288,477
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	60,000	65,630
MEG Energy Corp., 5.875%, 2/1/29(5)	120,000	117,600
Petroleos Mexicanos, 3.50%, 1/30/23	50,000	49,692
Petroleos Mexicanos, 6.50%, 3/13/27	60,000	57,428
Southwestern Energy Co., 5.95%, 1/23/25	21,000	21,328
		931,951
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	46,578
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)	97,000	97,346
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	11,882
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	75,513
		87,395
Software†
NCR Corp., 5.125%, 4/15/29(5)	180,000	171,748
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)	130,000	126,283
Millicom International Cellular SA, 5.125%, 1/15/28(5)	128,700	121,449
Sprint Corp., 7.875%, 9/15/23	70,000	73,591
Sprint Corp., 7.125%, 6/15/24	315,000	331,945
T-Mobile USA, Inc., 4.75%, 2/1/28	240,000	237,150
T-Mobile USA, Inc., 3.50%, 4/15/31(5)	85,000	75,454
T-Mobile USA, Inc., 3.50%, 4/15/31	15,000	13,316
		979,188
TOTAL CORPORATE BONDS (Cost $12,089,466)		11,183,167
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	129,593
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.), VRDN, 0.35%, 5/1/22	790,000	790,000
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 0.50%, 5/6/22 (LOC: BMO Harris Bank N.A.)	1,300,000	1,300,000
Illinois Housing Development Authority Rev., VRDN, 0.43%, 5/6/22 (SBBPA: FHLB)	895,000	895,000
Illinois Housing Development Authority Rev., VRDN, 0.55%, 5/6/22 (LOC: FHLB)(LIQ FAC: FHLB)	600,000	600,000
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.31%, 5/1/22 (LOC: JPMorgan Chase Bank N.A.)	200,000	200,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	17,972
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	12,213
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	54,377
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	39,698
New York City GO, 6.27%, 12/1/37	5,000	5,899
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.58%, 5/6/22 (LOC: JPMorgan Chase Bank N.A.)	170,000	170,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	85,192
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	38,788
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	78,989

Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	103,089
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	169,574
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	11,601
State of California GO, 4.60%, 4/1/38	30,000	31,313
State of California GO, 7.55%, 4/1/39	20,000	27,765
State of California GO, 7.30%, 10/1/39	25,000	33,070
State of California GO, 7.60%, 11/1/40	40,000	56,396
State of Washington GO, 5.14%, 8/1/40	20,000	22,351
TOTAL MUNICIPAL SECURITIES (Cost $4,776,753)		4,872,880
COLLATERALIZED LOAN OBLIGATIONS — 0.6%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(5)	250,000	244,955
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 2.64%, (3-month LIBOR plus 1.60%), 4/17/33(5)	375,000	369,879
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 3.09%, (3-month LIBOR plus 2.05%), 4/18/31(5)	325,000	319,787
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/17/30(5)	250,000	243,416
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.89%, (3-month LIBOR plus 1.85%), 10/15/30(5)	200,000	195,590
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.18%, (3-month LIBOR plus 1.12%), 7/20/31(5)	175,000	174,068
KKR CLO Ltd., Series 2018, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/18/30(5)	175,000	173,641
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(5)	300,000	297,471
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.54%, (3-month LIBOR plus 1.50%), 4/15/31(5)	300,000	297,503
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 3.28%, (3-month LIBOR plus 2.10%), 1/25/32(5)	300,000	297,093
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(5)	200,000	197,466
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 2.00%, (1-month LIBOR plus 1.45%), 10/16/36(5)	398,000	391,497
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.91%, (3-month LIBOR plus 2.85%), 1/20/31(5)	125,000	122,213
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.23%, (3-month SOFR plus 2.00%), 4/15/30(5)	175,000	171,482
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(5)	250,000	247,489
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	495,987
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,287,709)		4,239,537
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(5)	233,367	207,885
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	43,134	42,625
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(5)	300,000	276,843
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	900,000	829,766
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(5)	371,007	331,609
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(5)	701,925	627,604
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	30,865	30,843
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	132,176	130,166
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	124,251	123,641
TOTAL ASSET-BACKED SECURITIES (Cost $2,845,032)		2,600,982
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	291,531
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	316,485
Electric Utilities†
Electricite de France SA, 3.375%	200,000	178,814
Enel SpA, 2.25%	100,000	97,895
		276,709
Insurance — 0.1%
Allianz SE, 2.625%	200,000	176,415
Allianz SE, 4.75%	100,000	108,790

Assicurazioni Generali SpA, 4.60%	100,000	105,956
Intesa Sanpaolo Vita SpA, 4.75%	100,000	105,825
		496,986
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	190,870
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(5)	285,000	254,047
TOTAL PREFERRED STOCKS (Cost $2,289,696)		1,826,628
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF	1,794	741,927
iShares MSCI EAFE Value ETF	2,033	96,781
iShares Russell Mid-Cap Value ETF	8,127	913,556
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,820,994)		1,752,264
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,301	3,147
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	9,420	9,525
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.72%, 6/25/34	29,164	29,295
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	27,562	27,868
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.55%, 10/25/34	18,987	19,418
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	9,723	9,443
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.48%, 5/25/34	20,515	20,035
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	17,559	17,939
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 11/21/34	41,878	41,488
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	15,384	15,133
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	15,489	15,375
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	6,196	6,160
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.99%, (30-day average SOFR plus 1.70%), 12/27/33(5)	550,000	540,984
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	9,818	9,590
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	10,339	10,437
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	13,249	12,885
		788,722
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	160,470	29,455
FNMA, Series 2014-C02, Class 2M2, VRN, 3.27%, (1-month LIBOR plus 2.60%), 5/25/24	130,965	132,021
FNMA, Series 2015-C04, Class 1M2, VRN, 6.37%, (1-month LIBOR plus 5.70%), 4/25/28	102,982	110,590
		272,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,050,153)		1,060,788
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.18%, (12-month LIBOR plus 1.87%), 7/1/36	11,251	11,687
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	14,481	15,118
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.26%), 4/1/37	20,393	21,201
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	13,188	13,725
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	14,075	14,622
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	10,966	11,379
FNMA, VRN, 1.78%, (6-month LIBOR plus 1.54%), 9/1/35	4,254	4,391
FNMA, VRN, 2.29%, (1-year H15T1Y plus 2.16%), 3/1/38	19,884	20,711
		112,834
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 3.50%, 3/1/34	27,904	28,033
GNMA, 7.50%, 10/15/25	515	522

GNMA, 6.00%, 3/15/26	1,732	1,830
GNMA, 7.00%, 12/15/27	1,919	1,926
GNMA, 7.00%, 5/15/31	5,018	5,446
GNMA, 5.50%, 11/15/32	8,355	9,165
GNMA, 6.50%, 10/15/38	138,840	154,878
GNMA, 4.50%, 6/15/41	125,979	133,964
		335,764
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $433,029)		448,598
SHORT-TERM INVESTMENTS — 3.9%
Certificates of Deposit — 0.9%
Nordea Bank Abp, 0.29%, 6/6/22	3,460,000	3,458,626
Nordea Bank Abp, VRN, 0.62%, (SOFR plus 0.34%), 10/17/22	1,520,000	1,519,820
Svenska Handelsbanken AB, 0.23%, 5/10/22	1,200,000	1,199,913
		6,178,359
Commercial Paper(7) — 1.7%
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(5)	570,000	564,602
Chariot Funding LLC, VRN, 0.55%, (SOFR plus 0.27%), 7/26/22(5)	1,100,000	1,099,922
First Abu Dhabi Bank PJSC, 0.68%, 7/1/22(5)	7,800,000	7,800,830
Svenska Handelsbanken AB, 0.35%, 11/1/22(5)	1,070,000	1,059,994
Toyota Credit Canada, Inc., 1.27%, 8/16/22	1,000,000	995,688
		11,521,036
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,907,622	5,907,622
State Street Navigator Securities Lending Government Money Market Portfolio(8)	1,228,099	1,228,099
		7,135,721
Treasury Bills(7) — 0.2%
U.S. Treasury Bills, 0.45%, 6/9/22	$500,000	499,773
U.S. Treasury Bills, 0.89%, 9/22/22	1,100,000	1,095,194
		1,594,967
TOTAL SHORT-TERM INVESTMENTS (Cost $26,446,170)		26,430,083
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $588,594,951)		671,328,964
OTHER ASSETS AND LIABILITIES — 0.2%		1,036,280
TOTAL NET ASSETS — 100.0%		$672,365,244

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	186,902	AUD	254,669	UBS AG	6/15/22	$6,826
CAD	29,512	USD	23,099	Goldman Sachs & Co.	6/30/22	(131)
CAD	60,902	USD	48,253	Morgan Stanley	6/30/22	(854)
USD	1,141,644	CAD	1,458,050	UBS AG	6/15/22	6,776
USD	751,126	CAD	946,461	Credit Suisse AG	6/30/22	14,507
USD	32,759	CAD	41,341	Credit Suisse AG	6/30/22	584
USD	16,831	CAD	21,253	Morgan Stanley	6/30/22	291
USD	23,442	CAD	29,616	Morgan Stanley	6/30/22	392
USD	177,074	CHF	163,429	Morgan Stanley	6/15/22	8,704
USD	13,143,671	CNY	83,922,338	Morgan Stanley	6/15/22	514,465
EUR	50,000	USD	55,845	JPMorgan Chase Bank N.A.	6/15/22	(2,994)
EUR	12,532	USD	13,888	JPMorgan Chase Bank N.A.	6/30/22	(631)
EUR	48,146	USD	53,059	JPMorgan Chase Bank N.A.	6/30/22	(2,126)
EUR	9,971	USD	10,561	JPMorgan Chase Bank N.A.	6/30/22	(13)
EUR	20,813	USD	22,732	JPMorgan Chase Bank N.A.	6/30/22	(713)
EUR	10,625	USD	11,544	JPMorgan Chase Bank N.A.	6/30/22	(304)
EUR	39,816	USD	43,446	JPMorgan Chase Bank N.A.	6/30/22	(1,325)
EUR	48,316	USD	52,415	JPMorgan Chase Bank N.A.	6/30/22	(1,302)
EUR	11,006	USD	11,825	JPMorgan Chase Bank N.A.	6/30/22	(182)
EUR	12,804	USD	13,682	JPMorgan Chase Bank N.A.	6/30/22	(137)
USD	5,280,935	EUR	4,837,217	JPMorgan Chase Bank N.A.	6/15/22	167,866
USD	36,200	EUR	32,852	JPMorgan Chase Bank N.A.	6/15/22	1,475
USD	369,047	EUR	333,830	JPMorgan Chase Bank N.A.	6/30/22	15,888
USD	1,776,401	EUR	1,606,883	JPMorgan Chase Bank N.A.	6/30/22	76,475
USD	12,376	EUR	11,060	JPMorgan Chase Bank N.A.	6/30/22	675
USD	53,577	EUR	48,901	JPMorgan Chase Bank N.A.	6/30/22	1,844
USD	77,880	EUR	71,348	JPMorgan Chase Bank N.A.	6/30/22	2,401
USD	8,157	EUR	7,519	JPMorgan Chase Bank N.A.	6/30/22	203
USD	47,663	EUR	43,794	JPMorgan Chase Bank N.A.	6/30/22	1,333
USD	15,002	EUR	13,785	JPMorgan Chase Bank N.A.	6/30/22	419
USD	42,703	EUR	40,315	JPMorgan Chase Bank N.A.	6/30/22	53
USD	171,338	EUR	162,583	JPMorgan Chase Bank N.A.	6/30/22	(659)
USD	65,182	EUR	61,504	JPMorgan Chase Bank N.A.	6/30/22	117
USD	11,145	EUR	10,516	JPMorgan Chase Bank N.A.	6/30/22	20
GBP	25,697	USD	33,834	Bank of America N.A.	6/30/22	(1,517)
GBP	22,385	USD	29,516	Bank of America N.A.	6/30/22	(1,365)
GBP	22,962	USD	30,164	Bank of America N.A.	6/30/22	(1,286)
GBP	18,335	USD	22,872	Bank of America N.A.	6/30/22	186
GBP	17,784	USD	22,417	Bank of America N.A.	6/30/22	(52)
GBP	17,558	USD	22,977	Bank of America N.A.	6/30/22	(897)
GBP	18,948	USD	23,880	Bank of America N.A.	6/30/22	(51)
GBP	25,427	USD	31,954	Bank of America N.A.	6/30/22	23
USD	1,657,275	GBP	1,263,071	Bank of America N.A.	6/15/22	68,972
USD	975,385	GBP	736,557	Bank of America N.A.	6/30/22	49,085
JPY	79,351,080	USD	652,448	Bank of America N.A.	6/15/22	(40,143)
JPY	953,700	USD	7,713	Bank of America N.A.	6/30/22	(349)
JPY	688,500	USD	5,485	Bank of America N.A.	6/30/22	(169)
USD	2,997,253	JPY	344,923,920	Bank of America N.A.	6/15/22	335,679
USD	190,785	JPY	22,960,200	Bank of America N.A.	6/30/22	13,493
USD	5,421	JPY	657,900	Bank of America N.A.	6/30/22	341
USD	5,299	JPY	647,700	Bank of America N.A.	6/30/22	298
USD	5,740	JPY	719,100	Bank of America N.A.	6/30/22	187

USD	6,457	JPY	826,200	Bank of America N.A.	6/30/22	77
USD	109,483	MXN	2,366,833	Goldman Sachs & Co.	6/15/22	(5,549)
USD	62,619	MYR	261,247	Goldman Sachs & Co.	6/15/22	2,480
NOK	86,365	USD	9,839	UBS AG	6/30/22	(629)
NOK	146,501	USD	16,355	UBS AG	6/30/22	(732)
USD	285,735	NOK	2,511,635	UBS AG	6/30/22	17,894
USD	7,026	NOK	62,055	UBS AG	6/30/22	408
USD	7,345	NOK	63,974	UBS AG	6/30/22	523
USD	7,823	NOK	72,931	UBS AG	6/30/22	45
USD	147,304	THB	4,850,729	Goldman Sachs & Co.	6/15/22	5,593
						$1,252,488

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	June 2022	$273,535	$(11,541)
U.K. Gilt 10-Year Bonds	3	June 2022	446,797	(14,603)
U.S. Treasury 10-Year Ultra Notes	31	June 2022	3,999,000	(213,037)
U.S. Treasury 2-Year Notes	40	June 2022	8,432,500	(156,203)
U.S. Treasury 5-Year Notes	7	June 2022	788,703	(35,231)
			$13,940,535	$(430,615)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	34	June 2022	$4,051,312	$(4,161)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,337,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $205,994.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,884,829, which represented 3.4% of total net assets.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,404,642, which includes securities collateral of $176,543.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	365,364,426	—	—
Common Stocks	152,778,288	44,999,916	—
U.S. Treasury Securities	—	33,580,041	—
Sovereign Governments and Agencies	—	20,191,366	—
Corporate Bonds	—	11,183,167	—
Municipal Securities	—	4,872,880	—
Collateralized Loan Obligations	—	4,239,537	—
Asset-Backed Securities	—	2,600,982	—
Preferred Stocks	—	1,826,628	—
Exchange-Traded Funds	1,752,264	—	—
Collateralized Mortgage Obligations	—	1,060,788	—
U.S. Government Agency Mortgage-Backed Securities	—	448,598	—
Short-Term Investments	7,135,721	19,294,362	—
	527,030,699	144,298,265	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,316,598	—

Liabilities
Other Financial Instruments
Futures Contracts	408,632	26,144	—
Forward Foreign Currency Exchange Contracts	—	64,110	—
	408,632	90,254	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,245	—	—	$(1,612)	$13,633	288	—	$187
American Century Emerging Markets Bond ETF	—	$6,661	—	(1,247)	5,414	133	—	183
American Century Focused Dynamic Growth ETF(3)	46,367	1,418	$2,962	(13,002)	31,821	522	$1,920	—
American Century Focused Large Cap Value ETF	61,896	2,262	18,998	(3,155)	42,005	711	1,457	1,737
American Century Multisector Income ETF	—	26,678	—	(2,398)	24,280	532	—	553
American Century Quality Diversified International ETF	33,428	1,863	—	(6,123)	29,168	678	—	375
American Century STOXX U.S. Quality Growth ETF	47,414	4,686	7,387	(11,359)	33,354	541	5,896	80
American Century STOXX U.S. Quality Value ETF	62,021	8,570	22,916	(3,800)	43,875	879	2,698	656
Avantis Emerging Markets Equity ETF	29,196	24,274	5,277	(6,385)	41,808	748	(589)	788
Avantis International Equity ETF	31,773	1,151	25	(3,751)	29,148	517	—	438
Avantis International Small Cap Value ETF	11,111	158	1,322	(1,203)	8,744	147	367	134
Avantis U.S. Equity ETF	60,978	190	10,075	(6,944)	44,149	622	4,914	508
Avantis U.S. Small Cap Value ETF	20,070	113	2,641	423	17,965	239	294	197
	$419,499	$78,024	$71,603	$(60,556)	$365,364	6,557	$16,957	$5,836
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.